Other gains (losses), net	12 Months Ended
Mar. 31, 2022
Other Income and Expenses [Abstract]
Other gains (losses), net
17.	Other gains (losses), net

	Year ended March 31, 2020	Year ended March 31, 2021	Year ended March 31, 2022
	RMB	RMB	RMB
Gain from the re-measurement of the previously held equity interests to the fair value in the step acquisitions (Note 3)	481	—	127
Foreign exchange losses, net	(3,787)	(2,867)	5,322
Gain on disposal of other debts (Note 22)	10,095	6,846	—
Reimbursement from a depositary bank (a)	—	6,556	1,482
Investment loss (Note 11)	—	—	(622)
Others	195	797	(289)

	6,984	11,332	6,020

(a)
The Company received a reimbursement of US$1.0M (equivalent to RMB6.6 million) and US$0.2M (equivalent to RMB1.5 million) from the depository for the establishment and maintenance of the ADS program for the years ended March 31, 2021 and March 31, 2022.